Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 1,141,250	¥ 1,009,738
Profit from continuing operations	87,428	(10,838)	¥ 36,373
Other comprehensive income (loss)	30,415	31,835
Total comprehensive income	¥ 117,843	¥ 20,997